United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 08/31/13

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—96.8%
	Australian Dollar—1.6%
	State/Provincial—1.6%
1,090,000	Queensland Treasury Corp., 4.00%, 6/21/2019	969,300
	British Pound—12.4%
	Finance - Automotive—2.7%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,651,846
	Retailers—1.2%
400,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	745,501
	Sovereign—4.7%
1,800,000	United Kingdom, Government of, Bond 1.75%, 9/7/2022	2,601,714
180,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	303,157
	TOTAL	2,904,871
	Telecommunications & Cellular—1.3%
450,000	Vodafone Group PLC, Sr. Unsecd. Note, (Series EMTN), 5.625%, 12/4/2025	803,673
	Tobacco—0.8%
250,000	BAT International Finance PLC, Sr. Unsecd. Note, (Series EMTN), 6.375%, 12/12/2019	471,203
	Utilities—1.7%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,019,796
	TOTAL BRITISH POUND	7,596,890
	Canadian Dollar—2.8%
	Sovereign—2.8%
1,080,000	Canada, Government of, Bond, 3.25%, 6/1/2021	1,088,121
100,000	Canada, Government of, Bond, 4.00%, 6/1/2016	101,652
500,000	Canada, Government of, Bond, 4.00%, 6/1/2017	515,242
	TOTAL CANADIAN DOLLAR	1,705,015
	Danish Krone—2.1%
	Mortgage Banks—0.4%
1,169,763	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	225,901
	Sovereign—1.7%
5,700,000	Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	1,072,144
	TOTAL DANISH KRONE	1,298,045
	Euro—37.4%
	Automotive—2.0%
950,000	Daimler AG, (Series EMTN), 1.75%, 1/21/2020	1,238,717
	Insurance—1.6%
650,000	MetLife Global Funding I, (Series EMTN), 4.625%, 5/16/2017	961,349
	Sovereign—33.8%
740,000	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	1,101,134
890,000	Belgium, Government of, 2.75%, 3/28/2016	1,240,434
550,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	812,751
1,250,000	Bonos Y Oblig Del Estado, Bond, 3.15%, 1/31/2016	1,682,394
1,500,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,987,629
450,000	Bundesrepublic Deutschland, 2.25%, 9/4/2021	628,946
850,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,165,463
930,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,233,082

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	Euro—continued
	Sovereign—continued
1,735,000	Buoni Poliennali Del Tes, Sr. Unsecd. Note, 5.00%, 3/1/2025	2,394,187
880,000	Finland, Government of, 1.625%, 9/15/2022	1,124,799
790,000	France, Government of, Bond, 3.50%, 4/25/2026	1,115,963
724,000	France, Government of, Bond, 4.25%, 10/25/2023	1,101,822
1,025,000	France, Government of, Bond, 4.50%, 4/25/2041	1,607,504
686,000	French Treasury Note, 2.00%, 7/12/2015	934,060
1,500,000	Italy, Government of, Bond, 4.25%, 2/1/2015	2,058,598
410,000	Netherlands, Government of, Bond, 3.25%, 7/15/2015	571,393
	TOTAL	20,760,159
	TOTAL EURO	22,960,225
	Hong Kong Dollar—3.1%
	Sovereign—3.1%
15,000,000	Hong Kong T-Bills, 6/18/2014	1,933,155
	Japanese Yen—31.3%
	Agency—4.9%
200,000,000	Caisse d'Amortissement de la Dette Sociale (CADES), (Series EMTN), 0.61%, 3/12/2014	2,036,482
100,000,000	Instituto de Credito Official, Series 1, 0.84%, 4/23/2014	984,868
	TOTAL	3,021,350
	Banking—7.1%
50,000,000	Asian Development Bank, 2.35%, 6/21/2027	595,994
180,000,000	KFW, 2.05%, 2/16/2026	2,079,374
160,000,000	Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	1,718,420
	TOTAL	4,393,788
	Finance—1.7%
97,000,000	General Electric Capital Corp., (Series MTN), 2.00%, 2/22/2017	1,039,961
	Sovereign—17.6%
314,000,000	Japan, Government of, 1.30%, 3/20/2021	3,377,401
265,000,000	Japan, Government of, 1.90%, 12/20/2023	3,001,092
240,000,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2017	2,590,773
172,000,000	Japan-284(10 Year Issue), 1.70%, 12/20/2016	1,840,031
	TOTAL	10,809,297
	TOTAL JAPANESE YEN	19,264,396
	Mexican Peso—0.9%
	Sovereign—0.9%
6,900,000	Mex Bonos Desarr Fix Rate, 6.50%, 6/10/2021	528,034
	Norwegian Krone—1.7%
	Finance - Automotive—0.8%
3,000,000	BMW Finance N.V., Series EMTN, 3.50%, 7/17/2015	499,669
	Sovereign—0.9%
3,000,000	Norway, Government of, Bond, 4.25%, 5/19/2017	527,234
	TOTAL NORWEGIAN KRONE	1,026,903
	Singapore Dollar—1.5%
	Sovereign—1.5%
1,170,000	Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	957,041

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		Swedish Krona—2.0%
		Sovereign—2.0%
7,900,000		Sweden, Government of, 3.00%, 7/12/2016	1,242,643
		TOTAL BONDS (IDENTIFIED COST $64,311,797)	59,481,647
		PURCHASED CALL OPTION—0.0%
1,419,000		MS EUR PUT/USD CALL, Strike Price $1.29, Expiration Date 10/25/2013 (IDENTIFIED COST $7,800)	7,841
		INVESTMENT FUND—0.1%
555	[1]	GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $55,483)	42,429
		INVESTMENT COMPANIES—2.6%[2]
288,130	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	288,130
134,435		Federated Project and Trade Finance Core Fund	1,312,089
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,628,357)	1,600,219
		TOTAL INVESTMENTS (IDENTIFIED COST $66,003,437) [4]	61,132,136
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	300,353
		TOTAL NET ASSETS—100%	$61,432,489
At August 31, 2013, the fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2013	1,037,638 Euro	$1,388,505	$(17,098)
9/3/2013	1,200,000 Euro	$1,606,823	$(20,828)
9/3/2013	1,000,000 Great British Pound	150,763,000 Japanese Yen	$(3,328)
9/3/2013	6,718,000 Mexican Peso	$507,191	$(4,522)
9/3/2013	980,000 Great British Pound	$1,523,831	$(5,170)
9/3/2013	1,296,634 Euro	1,800,000 Canadian Dollar	$(22,171)
9/3/2013	1,400,000 Euro	1,202,866 Great British Pound	$(12,455)
9/3/2013	980,000 Great British Pound	$1,517,403	$1,259
9/3/2013	250,000 Euro	$332,538	$(2,122)
9/3/2013	1,400,000 Euro	1,202,572 Great British Pound	$(7,060)
9/3/2013	250,000 Euro	$333,235	$(2,819)
9/3/2013	10,300,000 Swedish Krona	$1,579,149	$(25,087)
9/3/2013	250,000 Euro	$330,535	$(119)
9/3/2013	20,000,000 Mexican Peso	1,176,049 Euro	$(70,792)
9/3/2013	1,000,000 Euro	130,040,000 Japanese Yen	$(12,518)
9/3/2013	30,350,400 Japanese Yen	200,000 Great British Pound	$(1,428)
9/3/2013	60,476,800 Japanese Yen	400,000 Great British Pound	$(2,846)
9/3/2013	30,290,400 Japanese Yen	200,000 Great British Pound	$(1,425)
9/3/2013	130,079,000 Japanese Yen	1,000,000 Euro	$(6,121)
9/3/2013	785,754 Euro	13,352,941 Mexican Neuvo Peso	$(13,435)
9/3/2013	1,800,000 Canadian Dollar	1,294,610 Euro	$(33,794)
9/3/2013	2,400,000 Euro	2,950,272 Swiss Franc	$(30,043)

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
9/3/2013	30,471,200 Japanese Yen	200,000 Great British Pound	$218
9/3/2013	2,953,680 Swiss Franc	2,400,000 Euro	$1,124
9/3/2013	3,350,000 Mexican Neuvo Peso	$251,228	$(567)
9/3/2013	391,434 Euro	6,647,059 Mexican Neuvo Peso	$(6,693)
9/3/2013	1,200,878 Great British Pound	1,400,000 Euro	$5,701
9/3/2013	1,202,558 Great British Pound	1,400,000 Euro	$5,709
9/3/2013	127,000,000 Japanese Yen	978,526 Euro	$(12,746)
9/3/2013	977,540 Euro	127,000,000 Japanese Yen	$(13,667)
9/3/2013	3,850,000 Mexican Peso	$295,739	$(7,666)
9/3/2013	400,362 Euro	$532,858	$(3,714)
9/27/2013	900,000 Canadian Dollar	$859,941	$(6,053)
9/27/2013	900,000 Canadian Dollar	$870,605	$(16,717)
10/3/2013	118,000,000 Japanese Yen	$1,198,986	$3,006
10/21/2013	1,100,904 Euro	$1,439,874	$15,404
10/29/2013	1,100,904 Euro	$1,461,846	$(6,516)
11/5/2013	177,328,378 Japanese Yen	1,365,000 Euro	$(6,242)
Contracts Sold:
9/3/2013	1,800,000 Canadian Dollar	1,296,634 Euro	$27,094
9/3/2013	1,202,866 Great British Pound	1,400,000 Euro	$(1,245)
9/3/2013	1,202,572 Great British Pound	1,400,000 Euro	$(6,184)
9/3/2013	150,763,000 Japanese Yen	1,000,000 Great British Pound	$17,463
9/3/2013	130,040,000 Japanese Yen	1,000,000 Euro	$9,724
9/3/2013	200,000 Great British Pound	30,350,400 Japanese Yen	$616
9/3/2013	400,000 Great British Pound	60,476,800 Japanese Yen	$(1,061)
9/3/2013	200,000 Great British Pound	30,290,400 Japanese Yen	$2
9/3/2013	1,176,049 Euro	20,000,000 Mexican Peso	$12,936
9/3/2013	13,352,941 Mexican Peso	785,754 Euro	$52,814
9/3/2013	1,294,610 Euro	1,800,000 Canadian Dollar	$31,545
9/3/2013	1,000,000 Euro	130,079,000 Japanese Yen	$9,312
9/3/2013	2,950,272 Swiss Franc	2,400,000 Euro	$31,153
9/3/2013	200,000 Great British Pound	30,471,200 Japanese Yen	$200
9/3/2013	2,400,000 Euro	2,953,680 Swiss Franc	$1,429
9/3/2013	6,718,000 Mexican Peso	$496,783	$(5,885)
9/3/2013	3,350,000 Mexican Peso	$255,481	$4,821
9/3/2013	250,000 Euro	$331,938	$1,522
9/3/2013	10,300,000 Swedish Kronor	$1,565,892	$11,831
9/3/2013	250,000 Euro	$ 333,233	$2,817
9/3/2013	980,000 Great British Pound	$1,520,000	$1,338
9/3/2013	250,000 Euro	$ 334,170	$3,755
9/3/2013	980,000 Great British Pound	$1,520,215	$1,554
9/3/2013	3,850,000 Mexican Peso	$ 299,115	$11,042
9/3/2013	238,000 Euro	$ 318,394	$3,838
9/3/2013	1,200,000 Euro	$1,605,348	$19,353
9/3/2013	1,200,000 Euro	$1,606,452	$20,457
9/3/2013	6,647,059 Mexican Peso	391,434 Euro	$26,676
9/3/2013	1,400,000 Euro	1,200,878 Great British Pound	$4,918
9/3/2013	1,400,000 Euro	1,202,558 Great British Pound	$7,514
9/3/2013	978,526 Eur	127,000,000 Japanese Yen	$12,958
9/3/2013	127,000,000 Japanese Yen	977,540 Euro	$12,150
9/27/2013	900,000 Canadian Dollar	$ 870,515	$16,626
9/27/2013	900,000 Canadian Dollar	$ 869,354	$15,466

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
10/21/2013	1,100,904 Euro	$1,461,780	$6,501
11/5/2013	1,365,000 Euro	177,328,378 Japanese Yen	$8,404
12/3/2013	3,350,000 Mexican Peso	$249,191	$537
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$30,650
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $399,730 and $555,855, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
At August 31, 2013, the Fund had the following outstanding written option contracts
Security	Expiration Date	Exercise Price	Contracts	Value
6MS EUR CALL/USD PUT Short Calls on Options, 10/25/2013 (PREMIUM RECEIVED $7,800)	October 2013	$1,358	1,493,800	$(4,675)
The following is a summary of the Funds written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2012	—	$—
Contracts written	2,593,800	20,957
Contracts expired	1,100,000	(13,157)
Outstanding at August 31, 2013	1,493,800	$7,800
The average notional amount of purchased options and average value of written call option contracts held by the Fund throughout the period was $8,612 and a net payable of $5,507, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional value of futures contracts held by the Fund throughout the period was $113,641. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Foreign Exchange Contracts and Value of Written Call Option Contracts is included in “Other Assets and Liabilities—Net”.
1	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors ”)
2	Affiliated holdings.
3	7-day net yield.
4	At August 31, 2013, the cost of investments for federal tax purposes was $66,411,241. The net unrealized appreciation of investments for federal tax purposes excluding; a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) written option contracts, was $(5,279,105). This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $894,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,173,915.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
The following acronyms are used throughout this portfolio:
EUR	—Euro

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors , certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors . The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$59,481,647		$$59,481,647
Purchased Call Options	7,841	—	—	7,841
Investment Fund	—	—	42,429	42,429
Investment Companies[1]	288,130	1,312,089	—	1,600,219
TOTAL SECURITIES	$295,971	$60,793,736	$42,429	$61,132,136
OTHER FINANCIAL INSTRUMENTS*	$(4,675)	$30,650	$—	$25,975
1	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
*	Other financial instruments include written call option contracts and foreign exchange contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013